INDEBTEDNESS - Commitments and Available Borrowing Capacity Under the Revolver (Details) - Credit Agreement - Revolving Credit Facility - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Commitments	$ 400,000,000.0	$ 400,000,000.0
Outstanding Borrowings	61,000,000.0	138,500,000
Letter of Credit Outstanding	5,100,000	5,100,000
Borrowing Capacity	$ 333,900,000	$ 256,400,000